Related Party Transactions - Significant Related Party Transactions and Outstanding Balances with Related Parties (Parenthetical) (Detail) ¥ in Millions		12 Months Ended
	May 01, 2017 shares	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 JPY (¥)
Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [Member]
Disclosure of transactions between related parties [line items]
Number of newly issued common shares received in exchange for transfer of business | shares	208,455
Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of transactions between related parties [line items]
Number of third party allotments		2
Zero coupon convertible bonds due 2023 [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of transactions between related parties [line items]
Convertible bonds issued		¥ 37,494.5
Zero coupon convertible bonds due 2025 [member] | Convertible bond with stock acquisition right [member] | NAVER Corporation [member]
Disclosure of transactions between related parties [line items]
Convertible bonds issued		37,494.5
Ultimate Parent Company [member] | NAVER Corporation [member]
Disclosure of transactions between related parties [line items]
Transaction amount		¥ 663.0	¥ 518.0	¥ 332.0